DISCONTINUED OPERATIONS - Additional information (Details) - USD ($)	Jun. 27, 2025	Jun. 30, 2025
DISCONTINUED OPERATIONS
Restructuring and related cost		$ 300,000
Applied DNA Clinical Labs ("ADCL") | Discontinued operations
DISCONTINUED OPERATIONS
Workforce reduction percentage	27.00%
Restructuring and related cost		$ 300,000